SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11.	SUBSEQUENT EVENTS

The Wolfbone Merger Closing

The Merger became effective on April 25, 2023 and the closing of the Merger occurred on May 11, 2023. As a result of the Merger, the Company acquired Wolfbone’s 22.6249% remaining rights to working interest in the Orogrande Project in consideration of the issuance by the Company of 56,297,638 shares of the Company’s common stock to McCabe.

Working Interest Contributions

On May 11, 2023, the Company and its wholly owned subsidiary Hudspeth, entered into a contribution and exchange agreement with each of the Orogrande Owners named in the table below, pursuant to which and upon the completion of the Merger, the Company offered to the Orogrande Owners the number of shares of the Company’s common stock set forth opposite such Orogrande Owner’s name below in exchange for and in order to acquire such Orogrande Owner’s rights to working interest in the Orogrande Project.

The Company will issue the number of shares of common stock to each of the Orogrande Owners as follows:

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%

12.	SUBSEQUENT EVENTS

We met our drilling obligations under the DDU Agreement to drill five new wells in the Orogrande Project in advance of the March 31, 2023 deadline under University Lands lease requirement. The data collected from these five wells, in addition to the five wells drilled in 2021, confirmed that there are at least five potential distinct reservoirs under our acreage. Also, our operations team deployed a new mist drilling solution which increased hole stability, which we believe will result in meaningful cost savings for additional wells drilled in the Orogrande Project. While these wells may have potential to produce hydrocarbons to sell commercially in the future, we have no immediate plans to deploy the additional capital necessary to sell production from these wells to third parties. Instead, we plan to use the results from these wells to determine our drilling plans for future wells, including reservoir locations, target depths and designated acreage, in the Orogrande Project.

On March 31, 2023, we entered into an amendment to the 2021 Note and an amendment to Loan Agreement in order to extend each of the 2021 Maturity Date and the Maturity Date respectively from March 31, 2023 to October 3, 2023. Such amendments also removed the provisions allowing for extensions of the 2021 Maturity Date and the Maturity Date in the event the Company raised $30 million or more in capital through debt or equity or a combination thereof by March 31, 2023.